RISK AND UNCERTAINTIES	12 Months Ended
Jun. 30, 2021
Risk And Uncertainties
RISK AND UNCERTAINTIES

NOTE 18 – RISK AND UNCERTAINTIES

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operating results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

The Company’s operations may be further affected by the ongoing outbreak of COVID-19 which in March 2020, had been declared as a pandemic by the World Health Organization. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties resulting from the COVID-19 outbreak, including, but not limited to, the temporary closure of the Company’s factory and operations beginning in early February until late March 2020, limited support from the Company’s employees, delayed access to raw material supplies and inability to deliver products to customers on a timely basis, the Company’s business was negatively impacted.

As of the date of this filing, the COVID-19 coronavirus outbreak in China appears to be controlled and most provinces and cities have resumed business activities under the guidance and support of the government. However, the extent of the future impact of COVID-19 is still highly uncertain and cannot be predicted as of the date the Company’s consolidated financial statements are released.